Asset Transfers (Details) - EBP 100	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Contribution [Line Items]
Asset transfers due to plan mergers	$ 117,385,450
Serotiny 401(k) Plan
EBP, Contribution [Line Items]
Asset transfers due to plan mergers	525,959
Shockwave Medical 401(k) Plan
EBP, Contribution [Line Items]
Asset transfers due to plan mergers	98,694,016
Ambrx, Inc. 401(k) Plan
EBP, Contribution [Line Items]
Asset transfers due to plan mergers	11,131,999
Patient Service Center LLC Savings Plan
EBP, Contribution [Line Items]
Asset transfers due to plan mergers	3,672,773
V-Wave 401(k) Plan
EBP, Contribution [Line Items]
Asset transfers due to plan mergers	$ 3,360,703